Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income - Related Party - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Dec. 28, 2025	Dec. 29, 2024
Gain on remeasurement of derivative liabilities (Note 9 – Borrowings and Derivative Liabilities)	$ 7.5	$ 3.7	$ 3.5	$ 0.3
Gain due to change in fair value of forward purchase agreements		0.1	0.1	0.1
Loss on conversion of SAFE Agreements to common stock				(0.7)
Change in fair value of SAFE Agreement			(0.2)
Gain due to change in fair value of Carlyle warrants				2.9
Other income		$ 0.1	0.1	0.1
Loss on issuance of derivative liabilities				$ (3.0)